Note 19. Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
19.	PARENT COMPANY

The following are parent company only condensed financial statements:

CONDENSED BALANCE SHEET

	December 31,
	2011	2010
ASSETS
Cash	$306,612	$250,511
Investment in Bank	44,299,252	42,769,534
Investments – available for sale	503,194	558,988
Deferred tax asset	168,914	149,944
Total assets	$45,277,972	$43,728,977
LIABILITIES AND SHAREHOLDERS’ EQUITY
Dividend checks outstanding	$55,141	$49,287
Shareholders’ equity	45,222,831	43,679,690
Total liabilities and shareholders’ equity	$45,277,972	$43,728,977

CONDENSED STATEMENT OF INCOME

	Year Ended December 31,
	2011	2010	2009
INCOME
Dividends from Bank	$2,225,000	$1,950,000	$2,300,000
Operating expenses	93,223	65,586	63,203
Impairment loss	--	456,585	--
Income before income tax benefit	2,131,777	1,427,829	2,236,797
Income tax benefit	(31,407)	(177,181)	(21,472)
Income before equity in undistributed net income of subsidiary	2,163,184	1,605,010	2,258,269
Equity in undistributed net income of Bank	711,432	1,374,466	876,683
NET INCOME	$2,874,616	$2,979,476	$3,134,952

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
OPERATING ACTIVITIES
Net income	$2,874,616	$2,979,476	$3,134,952
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(711,432)	(1,374,466)	(876,683)
Impairment loss on securities	--	456,585	-
Increase in other assets	--	(155,239)	-
Increase (decrease) in other liabilities	5,854	(18,223)	(9,941)
Net cash provided by operating activities	2,169,038	1,888,133	2,248,328
INVESTING ACTIVITIES
Net cash used in investing activities	--	--	--
FINANCING ACTIVITIES
Purchase of treasury shares	(237,919)	(81,967)	(527,146)
Dividends paid	(1,875,018)	(1,880,953)	(1,853,242)
Net cash used in financing activities	(2,112,937)	(1,962,920)	(2,380,388)
INCREASE (DECREASE) IN CASH	56,101	(74,787)	(132,060)
CASH AT BEGINNING OF YEAR	250,511	325,298	457,358
CASH AT END OF YEAR	$306,612	$250,511	$325,298